Changes in Carrying Amount of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Beginning Balance	$ 247	$ 9,561
Additions charged to expense	634	525
Write-offs	(179)	(9,839)
Ending Balance	$ 702	$ 247